DISPOSAL OF SUBSIDIARIES - FY2024 (Details) ¥ in Thousands, $ in Thousands	1 Months Ended			12 Months Ended
	Nov. 30, 2025 CNY (¥)	Jul. 31, 2024 CNY (¥)	Feb. 29, 2024 CNY (¥)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
DISPOSAL OF SUBSIDIARIES
Change in fair value of contingent consideration related to disposal of a subsidiary				¥ (365,000)	$ (52,190)	¥ (656,901)	¥ 0
Held-for sale assets and liabilities | Target
DISPOSAL OF SUBSIDIARIES
Percentage of ownership interest agreed to sell							100.00%
Consideration agreed						1,106,000	¥ 4,300,000
Consideration receivable upon sign-off of all related transaction documents							1,200,000
Consideration receivable upon completion of business registration with related authorities							1,500,000
Consideration receivable upon achieved agreed performance target							¥ 1,600,000
Percentage of consideration receivable upon achieved agreed performance target for each year							25.00%
Consideration receivable upon achieved agreed performance target for each year							¥ 400,000
Threshold cumulative net profit to be achieved by target company during target period						2,000,000
Amount of forecasted cumulative net profits						400,000
Amount of compensation to be paid to acquirer						1,600,000
Discontinued operation, consideration offset						1,600,000
Fair value of contingent consideration						2,700,000
Disposal gain						¥ 1,145,000
Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]						Gain (Loss) on Disposition of Stock in Subsidiary
Proceeds consideration	¥ 156,000	¥ 394,000	¥ 1,200,000
Proceeds from installments of consideration	144,000
Proceeds from overdue interests	¥ 12,000
Fair value gain/(loss) related to the receivable				19,000		¥ (81,000)
Consideration receivable, net				901,000		(1,025,000)
Consideration receivable, net, current				200,000		(106,000)
Receivables related to disposal of a subsidiary				701,000		(919,000)
Change in fair value of contingent consideration related to disposal of a subsidiary				384,000		576,000
Held-for sale assets and liabilities | Target | Minimum
DISPOSAL OF SUBSIDIARIES
Amount of expected cumulative loss				213,000		213,000
Held-for sale assets and liabilities | Target | Maximum
DISPOSAL OF SUBSIDIARIES
Amount of expected cumulative loss				¥ 468,000		¥ 468,000